UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2008
Date of reporting period: May 31, 2008

Item 1.	Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Item 2. | Controls and Procedures.
Item 3. | Exhibits.
SIGNATURES
EX-99.CERT: CERTIFICATIONS

Morgan Stanley International Value Equity Fund
Portfolio of Investments May 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.7%)

	Australia (3.3%)
	Beverages: Alcoholic
1,119,791	Foster’s Group Ltd.	$5,886,652

	Chemicals: Major Diversified
73,109	Orica Ltd.	2,117,299

	Investment Managers
918,888	AMP Ltd.	6,446,549

	Oil & Gas Production
392,423	Santos Ltd.	7,906,672

	Total Australia	22,357,172

	Austria (0.7%)
	Major Telecommunications
206,428	Telekom Austria AG (a)	4,923,210

	Belgium (1.8%)
	Financial Conglomerates
258,839	Fortis	6,326,209
83	Fortis — Strip VVPR*	1,290

		6,327,499

	Major Banks
49,097	KBC Groep NV	6,057,878

	Total Belgium	12,385,377

	Canada (1.0%)
	Oil & Gas Production
72,748	EnCana Corp.	6,553,617

	Finland (1.0%)
	Telecommunication Equipment
239,777	Nokia Oyj	6,912,268

	France (7.2%)
	Construction Materials
19,870	Lafarge S.A. (a)	3,593,590

	Electric Utilities
129,807	Electricite de France (EDF) (a)	14,051,419

	Electrical Products
272,366	Legrand S.A. (a)	7,936,487

	Integrated Oil
145,510	Total S.A.	12,697,433

	Major Banks
15,235	BNP Paribas (a)	1,572,373

	Major Telecommunications
106,779	France Telecom S.A. (a)	3,240,182

	Metal Fabrications
19,560	Vallourec S.A. (a)	6,059,894

	Total France	49,151,378

NUMBER OF
SHARES		VALUE
	Germany (5.2%)
	Auto Parts: O.E.M.
54,291	Continental AG (a)	6,883,718

	Chemicals: Major Diversified
73,344	Bayer AG	6,503,948

	Electric Utilities
60,461	E.ON AG	12,863,882
58,316	RWE AG	7,538,312

		20,402,194

	Motor Vehicles
20,979	Daimler Chrysler AG (Registered Shares)	1,596,647

	Total Germany	35,386,507

	Greece (1.1%)
	Casino/Gaming
192,470	Greek Organisation of Football Prognostics S.A.	7,545,729

	Ireland (1.1%)
	Construction Materials
206,673	CRH PLC	7,620,259

	Italy (2.9%)
	Integrated Oil
290,951	Eni S.p.A.	11,850,240

	Major Banks
1,113,382	UniCredit S.p.A. (a)	7,781,618

	Total Italy	19,631,858

	Japan (d) (24.0%)
	Advertising/Marketing Services
74,800	Asatsu — DK Inc.	2,149,915

	Auto Parts: O.E.M.
396,000	NGK Spark Plug Co., Ltd.	4,928,401

	Chemicals: Specialty
146,200	JSR Corp.	2,988,626
745,000	Taiyo Nippon Sanso Corp.	6,353,206

		9,341,832

	Electronic Components
244,700	Hoya Corp.	6,801,091
150,700	Murata Manufacturing Co., Ltd.	7,919,541

		14,720,632

	Electronic Equipment/Instruments
132,100	Canon Inc.	7,130,042
41,200	Keyence Corp.	9,840,789
49,700	Kyocera Corp.	4,785,193
607,000	Mitsubishi Electric Corp.	6,869,199
231,600	Omron Corp.	5,008,993

		33,634,216

	Home Building
353,000	Sekisui House, Ltd.	3,733,589

	Household/Personal Care
105,000	Kao Corp.	2,739,044

	Industrial Specialties
63,700	Nitto Denko Corp.	3,027,291

	Life/Health Insurance
242,600	T&D Holdings, Inc.	16,154,923

	Major Banks
466,000	Chiba Bank, Ltd. (The)	3,492,127
1,820	Sumitomo Mitsui Financial Group, Inc.	15,658,699

		19,150,826

NUMBER OF
SHARES		VALUE
	Motor Vehicles
68,400	Toyota Motor Corp.	3,484,234

	Movies/Entertainment
56,900	Oriental Land Co., Ltd.	3,421,988

	Pharmaceuticals: Other
185,700	Astellas Pharma Inc.	7,856,403

	Real Estate Development
193,000	Mitsubishi Estate Co., Ltd.	5,199,393

	Recreational Products
168,300	Sega Sammy Holdings Inc. (a)	1,732,171

	Regional Banks
681,000	Fukuoka Financial Group, Inc.	3,384,974

	Semiconductors
65,700	Rohm Co., Ltd.	4,306,460

	Specialty Insurance
251,100	Mitsui Sumitomo insurance Group Holdings, Inc.*	9,884,889

	Textiles
1,121,000	Teijin Ltd. (a)	4,221,561

	Wireless Telecommunications
6,369	NTT DoCoMo, Inc.	10,149,801

	Total Japan	163,222,543

	Luxembourg (0.7%) Steel
	Steel
50,766	ArcelorMittal (a)	5,028,581

	Netherlands (5.2%)
	Financial Conglomerates
124,120	ING Groep N.V. (Dutch Certificates)	4,738,643

	Food: Major Diversified
490,798	Unilever N.V. (Share Certificates) (a)	16,038,477

	Food: Specialty/Candy
173,252	CSM (Dutch Certificates) (a)	6,606,314

	Industrial Specialties
90,376	Akzo Nobel N.V.	7,650,142

	Total Netherlands	35,033,576

	Norway (0.5%)
	Integrated Oil
77,027	StatoilHydro ASA (a)	2,988,351

	Spain (1.9%)
	Major Telecommunications
456,828	Telefonica S.A.	13,112,537

	Sweden (0.8%)
	Telecommunication Equipment
1,882,997	Telefonaktiebolaget LM Ericsson (B Shares)	5,121,325

	Switzerland (9.7%)
	Construction Materials
138,775	Holcim Ltd. (Registered Shares)	12,982,070

NUMBER OF
SHARES		VALUE
	Financial Conglomerates
43,253	UBS AG (Registered Shares)	1,041,633
43	UBS AG (Registered Rights)	57,684

		1,099,317

	Food: Major Diversified
44,739	Nestle S.A. (Registered Shares)	21,999,268

	Household/Personal Care
4,072	Givaudan S.A. (Registered Shares)	3,946,001

	Pharmaceuticals: Major
225,831	Novartis AG (Registered Shares)	11,863,034
81,141	Roche Holding AG	13,989,962

		25,852,996

	Total Switzerland	65,879,652

	United Kingdom (d) (25.7%)
	Casino/Gaming
1,102,621	Ladbrokes PLC	6,852,885

	Electric Utilities
293,293	Drax Group PLC	3,933,270
273,430	National Grid PLC	4,040,624
113,122	Scottish & Southern Energy PLC	3,298,514

		11,272,408

	Food: Specialty/Candy
971,136	Cadbury Schweppes PLC	12,965,921

	Home Building
125,281	Persimmon PLC	1,194,937

	Hotels/Resorts/Cruiselines
540,617	InterContinental Hotels Group PLC	8,909,975

	Household/Personal Care
239,922	Reckitt Benckiser Group PLC	14,134,306

	Industrial Conglomerates
447,107	Smiths Group PLC	8,909,901

	Integrated Oil
1,073,199	BP PLC	12,925,498
185,073	Royal Dutch Shell PLC (Class A)	7,902,126

		20,827,624

	Major Banks
1,442,741	Royal Bank of Scotland Group PLC	6,530,374
265	Royal Bank of Scotland Group Rights	147,207

		6,677,581

	Other Metals/Minerals
136,863	BHP Billiton PLC	5,189,093

	Personnel Services
4,335,250	Hays PLC	8,802,407

	Precious Metals
31,800	Lonmin PLC	2,177,029

	Publishing: Books/Magazines
753,152	Reed Elsevier PLC	9,488,623

	Real Estate Investment Trusts
240,608	British Land Company PLC	3,817,737

	Tobacco
525,567	British American Tobacco PLC	19,655,927
401,517	Imperial Tobacco Group PLC	16,106,175
201	Imperial Tobacco Group Rights	1,988,417

		37,750,519

NUMBER OF
SHARES		VALUE
	Wholesale Distributors
216,832	Wolseley PLC	2,362,379

	Wireless Telecommunications
3,954,488	Vodafone Group PLC	12,709,791

	Total United Kingdom	174,043,116

	United States (0.9%)
	Beverages: Non-Alcoholic
227,931	Dr Pepper Snapple Group	5,739,312

	Total Common Stocks
	(Cost $567,447,540)	642,636,368

	Preferred Stock (1.0%)
	Germany
	Motor Vehicles
37,457	Porsche AG (Cost $6,324,768)	6,988,150

	Short-Term Investments (12.1%)
	Securities held as Collateral on
	Loaned Securities (9.1% )
	Repurchase Agreements (b) (2.1%)
3,532	ABN Amro Bank N.V. (2.575% dated 5/30/2008, due 06/02/08: proceeds $3,532,037: fully collateralized by commom stocks at the date of this Portfolio of Investment as follows: Teradata Corp. Secure America Acquisition Corp.: Post Properties Inc.: Liberty Media Corp.: Health Net Inc.: Energy Transfer Partners L.P.: Encana Corp.: Cummins Inc.: W.R. Berkely Corp.: Apple Inc.: Alliance Data Systems Corp.: Aecom Technology Corp.: Wells Fargo & Co.: valued at $3,708,816)	3,531,532
8,689	Banc of America Securities LLC (2.15%-2.625% dated 5/30/2008, due 06/02/08: proceeds $8,688,700: fully collateralized by U.S. Government Agencies securities and common stocks at the date of this Portfolio of Investment as follows: Fannie Mae 2.00%- 7.27%, due 06/02/08-09/11/28: Freddie Mac 2.47%-5.00%, due 02/02/09-06/17/19: Federal Home Loan Bank 2.375%- 6.50% due 02/20/08-07/15/36: Federal Farm Credit 2.56%- 6.25% due 02/25/09-03/05/20: 3M Co.: State Street Corp.: Marvell Technology Group Ltd.: valued at $8,968,999)	8,687,569
2,315	Lehman Brothers Inc. (2.12% dated 5/30/2008, due 06/02/08: proceeds $2,314,556: fully collateralized by U.S. Government Agencies Securities at the date of this Portfolio of Investment as follows: Fannie Mae 4.00% due 02/06/13: Freddie Mac 4.125%-5.873%, due 04/20/12- 05/23/16: valued at $2,361,301)	2,314,284

	Total Repurchase Agreements
	(Cost $14,533,385)	14,533,385

NUMBER OF
SHARES (000)
	Investment Company (7.0%)
	Morgan Stanley Institutional Liquidity Money Market Portfolio
47,627	- Institutional Class
	(Cost $47,627,372)	47,627,372

	Total Securities held as Collateral on
	Loaned Securities
	(Cost $62,160,757)	62,160,757

	Investment Company (3.0%) (c)
20,506	Morgan Stanley Institutional Liquidity Money Market Portfolio
	- Institutional Class
	(Cost $20,506,047)	20,506,047

NUMBER OF
SHARES (000)
	Total Short-Term Investments
	(Cost $82,666,804)		82,666,804

	Total Investments
	(Cost $656,439,112) (e)	107.8%	732,291,322
	Liabilities in Excess of Other Assets	(7.8)	(53,274,028)

	Net Assets	100.0%	$679,017,294

VVPR	A tax recovery coupon, when presented with the corresponding share dividend coupon, there’s a reduction in the Belgian tax rate, applicable to individual tax payers resident of Belgium and non-profit organizations.

(a)	The value of loaned securities and related collateral outstanding at May 31, 2008 were 60,241,662 and 62,555,929, respectively. The fund received cash collateral of 62,160,757 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $395,172 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Collateralized by federal agencies and U.S. obligations.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.

(d)	At May 31, 2008, investments in securities of issuers in Japan and the United Kingdom represented 24.0% and 25.6% respectively, of the Fund’s net assets. These investments, as well as other non-U.S. investments, which invalve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund
Summary of Investments May 31, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$82,678,644	11.3%
Integrated Oil	48,363,648	6.6
Electric Utilities	45,726,021	6.2
Major Banks	41,240,276	5.6
Food: Major Diversified	38,037,745	5.2
Tobacco	37,750,519	5.2
Electronic Equipment/Instruments	33,634,216	4.6
Pharmaceuticals: Major	25,852,996	3.5
Construction Materials	24,195,919	3.3
Wireless Telecommunications	22,859,592	3.1
Major Telecommunications	21,275,929	2.9
Household/Personal Care	20,819,351	2.8
Food: Specialty/Candy	19,572,235	2.7
Life/Health Insurance	16,154,923	2.2
Electronic Components	14,720,632	2.0
Oil & Gas Production	14,460,289	2.0
Casino/Gaming	14,398,614	2.0
Financial Conglomerates	12,165,459	1.7
Motor Vehicles	12,069,032	1.6
Telecommunication Equipment	12,033,593	1.6
Auto Parts: O.E.M.	11,812,119	1.6
Industrial Specialties	10,677,433	1.5
Specialty Insurance	9,884,889	1.3
Publishing: Books/Magazines	9,488,623	1.3
Chemicals: Specialty	9,341,832	1.3
Hotels/Resorts/Cruiselines	8,909,975	1.2
Industrial Conglomerates	8,909,901	1.2
Personnel Services	8,802,407	1.2
Chemicals: Major Diversified	8,621,247	1.2
Electrical Products	7,936,487	1.1
Pharmaceuticals: Other	7,856,403	1.1
Investment Managers	6,446,549	0.9
Metal Fabrications	6,059,894	0.8
Beverages: Alcoholic	5,886,652	0.8
Beverages: Non-Alcoholic	5,739,312	0.8
Real Estate Development	5,199,393	0.7
Other Metals/Minerals	5,189,093	0.7
Steel	5,028,581	0.7
Home Building	4,928,526	0.7
Semiconductors	4,306,460	0.6
Textiles	4,221,561	0.6
Real Estate Investment Trusts	3,817,737	0.5
Movies/Entertainment	3,421,988	0.5
Regional Banks	3,384,974	0.5

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Wholesale Distributors	2,362,379	0.3
Precious Metals	2,177,029	0.3
Advertising/Marketing Services	2,149,915	0.3
Recreational Products	1,732,170	0.2

	$732,303,162	100.0%

*	Does not include open forward foreign currency contracts with net urealized depreciation of $2,094.

Forward Foreign Currency Contracts Open at May 31, 2008:

				UNREALIZED
CONTRACTS	IN EXCHANGE		DELIVERY	APPRECIATION/
TO DELIVER	FOR		DATE	(DEPRECIATION)

AUD 438,794		$420,057	5/30/2008	$657
AUD 12,239		$11,736	6/2/2008	38
CAN 92,576		$92,189	5/9/2008	(984)
$ 05,214	EUR	163,328	5/6/2008	358
EUR 404,973		$630,826	6/2/2008	793
$ 153,384	GBP	302,749	5/30/2008	1,090
GBP 1,036,094		$2,048,359	6/2/2008	(4,045)

	Net Unrealized Depreciation			$(2,094)

Currency Abbreviations:
AUD	Australian Dollar.
CAN	Canadian Dollar.
EUR	Euro.
GBP	British Pound.

Item 2.	Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008

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